Note 3 - Advances for Vessels Under Construction (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Advances for Vessel Acquisition	$ 3,847,758	$ 32,701,867
Return of Payment and Expenses, Receivable	17,000,000
Remaining Payments, Expense	$ 3,200,000